Related Party Transactions (Tables)	6 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Schedule of nature of relationships with related parties
Name of related parties	Relationship with the Company

Feng Zhou	Major shareholder of the Company, Chief Executive Officer, Interim Chief Financial Officer and Director of the Company
Jianping Zhou	Father of Feng Zhou, controlling shareholder of Taizhou Suxuantang from its inception to May 8, 2017
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd.	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	An entity controlled by Jianping Zhou

Schedule of amount due to related party balances
	September 30, 2020	March 31, 2020
Jiangsu Health Pharmaceutical Investment Co., Ltd.	$462,168	$768,341
Feng Zhou	1,100	-
Total	$463,268	$768,341

Schedule of amount due to related party transactions
	For the six months ended September 30,
	2020	2019
Taizhou Jiutian Pharmaceutical Co. Ltd.	$1,132,346	$246,476
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	57,749	-
Taizhou Su Xuan Tang Chinese Medicine Clinic	-	22,327
Total	$1,190,095	$268,803